UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Mid Cap Value Fund

July 31, 2010

	Number of
	Shares	Value
Common Stock – 94.68%
Basic Industry – 11.16%
Celanese Class A	6,700	$188,203
Cliffs Natural Resources	4,100	231,937
†Crown Holdings	7,300	203,159
Cytec Industries	4,400	219,648
FMC	4,200	262,458
†Owens-Illinois	5,100	141,015
†Solutia	9,500	134,045
		1,380,465
Business Services – 2.07%
Brink's	3,200	70,080
Donnelley (R.R.) & Sons	4,200	70,854
Manpower	2,400	115,152
		256,086
Capital Spending – 7.93%
Bucyrus International	2,200	136,884
Cummins	3,300	262,713
Gardner Denver	3,200	162,464
KBR	7,200	161,136
Parker Hannifin	2,200	136,664
Regal Beloit	2,000	121,660
		981,521
Consumer Cyclical – 4.91%
†BorgWarner	3,300	144,738
Eaton	1,100	86,306
Horton (D.R.)	4,500	49,590
Johnson Controls	6,300	181,503
Newell Rubbermaid	6,400	99,200
†Pulte Group	5,200	45,656
		606,993
Consumer Services – 10.57%
American Eagle Outfitters	9,800	120,638
†Dollar Tree	2,250	99,720
Fortune Brands	1,700	74,596
Gap	7,800	141,258
Hasbro	2,800	118,020
Macy's	6,000	111,900
Marriott International Class A	5,447	184,708
Meredith	1,700	53,975
PETsMART	5,100	158,355
Tiffany	2,800	117,796
VF	1,600	126,928
		1,307,894
Consumer Staples – 4.64%
Del Monte Foods	14,300	198,484
Herbalife	3,100	153,884
Reynolds American	3,300	190,806
†Smithfield Foods	2,200	31,350
		574,524
Energy – 10.80%
El Paso	9,200	113,344
ENSCO International ADR	3,600	150,516
EQT	2,100	77,028
†Forest Oil	7,000	200,130
†Newfield Exploration	5,700	304,722
QEP Resources	4,100	141,122
†Rowan	4,400	111,144
†Whiting Petroleum	1,800	158,418
Williams	4,100	79,581
		1,336,005

Financial Services – 16.76%
American Financial Group	6,900	203,343
Associated Banc-Corp	2,800	38,052
BancorpSouth	5,900	86,494
Bank of Hawaii	4,000	199,240
Berkley (W.R.)	7,400	199,874
Cullen/Frost Bankers	2,200	121,462
Federated Investors Class B	3,900	82,758
†First Horizon National	8,016	91,944
Hancock Holding	4,400	134,244
HCC Insurance Holdings	5,500	143,660
Loews	1,900	70,585
Northern Trust	1,100	51,689
Raymond James Financial	3,900	104,052
Regions Financial	8,600	63,038
Reinsurance Group of America	3,300	158,334
StanCorp Financial Group	1,400	52,766
Torchmark	2,200	116,754
Validus Holdings	4,279	106,290
Zions Bancorporation	2,200	48,818
		2,073,397
Health Care – 4.95%
Becton, Dickinson	2,200	151,360
McKesson	2,200	138,204
Service Corporation International	13,100	111,612
Universal Health Services Class B	3,400	122,298
†Watson Pharmaceuticals	2,200	89,100
		612,574
Real Estate – 3.48%
Boston Properties	1,300	106,470
Brandywine Realty Trust	8,500	96,560
Highwoods Properties	4,700	147,157
Kimco Realty	5,300	79,871
		430,058
Technology – 10.53%
†Adobe Systems	3,900	112,008
†Agilent Technologies	3,200	89,376
†Alliant Techsystems	600	40,296
†Avnet	4,000	100,600
Computer Sciences	2,200	99,726
†Compuware	9,000	73,620
†Fiserv	2,400	120,240
Goodrich	2,200	160,314
National Semiconductor	6,700	92,460
Rockwell Automation	2,900	157,035
†Synopsys	8,300	181,272
†Thermo Fisher Scientific	1,700	76,262
		1,303,209
Transportation – 2.43%
Canadian National Railway	2,100	132,237
CSX	3,200	168,704
		300,941
Utilities – 4.45%
Edison International	3,400	112,710
PPL	3,900	106,431
Public Service Enterprise Group	4,400	144,760
Questar	4,100	67,445
Wisconsin Energy	2,200	119,416
		550,762
Total Common Stock (cost $11,069,022)		11,714,429
	Principal
	Amount
≠Discount Note – 4.71%
Federal Home Loan Bank 0.06% 8/2/10	$583,003	583,002
Total Discount Note (cost $583,002)		583,002

Total Value of Securities – 99.39%
(cost $11,652,024)		12,297,431
Receivables and Other Assets Net of Liabilities (See Notes) – 0.61%		75,723
Net Assets Applicable to 1,599,151 Shares Outstanding – 100.00%		$12,373,154

≠The rate shown is the effective yield at the time of purchase.
†Non income producing security.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2008 – October 31, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2010, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Such dividends and distributions, if any, are recorded on ex-dividend date.

2. Investments
At July 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$11,700,447
Aggregate unrealized appreciation	$1,424,760
Aggregate unrealized depreciation	(827,776)
Net unrealized appreciation	$596,984

For federal income tax purposes, at October 31, 2009, capital loss carryforwards of $1,092,719 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $131,134 expires in 2016 and $961,585 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2010:

	Level 1	Level 2	Total
Common Stock	$11,714,429	$-	$11,714,429
Short-Term	-	583,002	583,002
Total	$11,714,429	$583,002	$12,297,431

There were no Level 3 securities at the beginning or end of the period.

In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending October 31, 2010 and interim periods therein. Management has evaluated the impact of this update on its current disclosures and determined that there were no transfers of securities between Level 1 and Level 2 that had a material impact to the Fund. Utilizing international fair value pricing could cause transfers from Level 1 to Level 2 in the hierarchy.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will only hold such assets with a maturity of one business day or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of July 31, 2010.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2010, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
Management has determined no material events or transactions occurred subsequent to July 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: